United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-4489

                      (Investment Company Act File Number)


                       Federated U.S. Government Bond Fund
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED U.S.GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

    Principal
      Amount                                                                   Value

                              U.S. TREASURY--69.4%
                           U.S. Treasury Bonds--66.9%
 $  3,650,000        9.250%, 2/15/2016                                   $   5,013,778
     500,000         7.500%, 11/15/2016                                       621,077
    1,500,000        9.125%, 5/15/2018                                       2,119,461
    4,000,000        9.000%, 11/15/2018                                      5,645,918
    4,000,000        8.125%, 8/15/2019                                       5,349,350
    4,000,000   (1)  8.750%, 5/15/2020                                       5,652,875
     500,000         7.875%, 2/15/2021                                        665,632
    3,200,000        8.000%, 11/15/2021                                      4,335,200
    1,000,000        7.125%, 2/15/2023                                       1,269,439
    3,000,000   (1)  6.875%, 8/15/2025                                       3,782,022
    4,400,000        6.750%, 8/15/2026                                       5,510,571
    5,400,000        6.500%, 11/15/2026                                      6,596,883
    3,400,000        6.125%, 11/15/2027                                      4,005,888
    2,000,000        5.250%, 11/15/2028                                      2,126,672
                         TOTAL                                               52,694,766
                     U.S. Treasury Inflation Protected Note--2.5%
    2,081,440        1.625%, 1/15/2015                                       1,995,499
                               TOTAL U.S. TREASURY
                     ---------------------------------------------------
                         (IDENTIFIED COST $48,526,297)                       54,690,265

                           GOVERNMENT AGENCIES--27.9%
                     Federal Home Loan Bank System--14.2%
    5,000,000        5.500%, 7/20/2020                                       4,842,252
    5,000,000        7.125%, 2/15/2030                                       6,339,200
                         TOTAL                                               11,181,452
                     Federal Home Loan Mortgage Corporation--4.4%
    3,500,000        5.625%, 11/23/2035                                      3,456,016
                     Federal National Mortgage Association--9.3%
     500,000         4.375%, 10/15/2015                                       478,902
    4,500,000        5.000%, 3/2/2015                                        4,412,580
    2,000,000        6.625%, 11/15/2030                                      2,419,645
                         TOTAL                                               7,311,127
                         TOTAL GOVERNMENT AGENCIES
                     ---------------------------------------------------
                         (IDENTIFIED COST $21,364,163)                       21,948,595

                     REPURCHASE AGREEMENT--14.5%
    1,505,000        Interest in $3,275,000,000 joint repurchase
                     agreement 4.040%, dated 11/30/2005, under which
                     Bank of America N.A., will repurchase a U.S.
                     Government Agency security with a
                     ---------------------------------------------------
                     maturity of 7/1/2035 for $3,275,367,528 on
                     12/1/2005.  The market value of the underlying
                     security  at the end of the period was
                     $3,340,500,000.                                         1,505,000
    5,000,000        Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005 under which
                     ---------------------------------------------------
                     Bear Stearns and Co., Inc. will repurchase U.S.
                     Government Agency securities with various
                     maturities to 11/1/2035 for $1,000,112,222 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,030,001,392 (held as collateral for securities
                     lending).                                               5,000,0000
    4,912,000        Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005 under which
                     ---------------------------------------------------
                     Credit Suisse First Boston Corp., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 9/1/2035 for $1,000,112,222 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,020,003,312 (held as collateral for securities
                     lending).                                               4,912,000
                       TOTAL REPURCHASE AGREEMENTS
                     ---------------------------------------------------
                       (AT AMORTIZED COST)                                   11,417,000
                         TOTAL INVESTMENTS --- 111.8%
                         (IDENTIFIED COST $81,307,460)(2)                    88,055,860
                         OTHER ASSETS AND LIABILITIES --- NET ---
                         (11.8)%                                            (9,302,168)
                         TOTAL NET ASSETS --- 100%                       $   78,753,692

==============================================================================

     1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
       Market Value of                    Market Value of
       Securities Loaned                       Collateral
       ---------------------------------------------------
       ---------------------------------------------------
       $9,434,897                              $9,912,000
       ---------------------------------------------------
     2 At November 30, 2005, the cost of investments for federal tax purposes amounts to $81,307,460. The net unrealized appreciation of investments for federal tax purposes was $6,748,400. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,097,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $348,682.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005


Investment Valuation
U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006